                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21186
                 ----------------------------------------------

                        WILLIAMS CAPITAL MANAGEMENT TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                650 FIFTH AVENUE
                            NEW YORK, NEW YORK 10019
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

  (Name and Address of Agent for Service)               Copy to:

Dail St. Claire                                Sidley Austin Brown & Wood LLP
President                                      Frank P. Bruno, Esq.
Williams Capital Management                    787 Seventh Avenue
650 Fifth Avenue                               New York, New York 10019
New York, New York 10019



Registrant's telephone number, including area code:  (212) 373-4240
                                                     --------------

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2004

ITEM 1.           SCHEDULE OF INVESTMENTS.


                       WILLIAMS CAPITAL LIQUID ASSETS FUND
                            PORTFOLIO OF INVESTMENTS
                            JULY 31, 2004 (UNAUDITED)

                                                                 RATING
 PRINCIPAL                                                   ---------------
  AMOUNT                                                     S&P     MOODY'S    VALUE (a)
----------------------------------------------------         ----    -------   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.1%
             Federal Farm Credit Bank:
$1,185,000   1.360% due 08/24/2004++                         A-1+    P-1       $ 1,184,753
   500,000   3.875% due 02/01/2005                           A-1+    P-1           506,284
   250,000   5.720% due 04/13/2005                           A-1+    P-1           256,531
             Federal Home Loan Bank:
 1,500,000   1.125% due 03/30/2005                           A-1+    P-1         1,498,938
 3,000,000   1.260% due 04/08/2005                           A-1+    P-1         3,000,000
 2,000,000   1.300% due 02/23/2005                           A-1+    P-1         1,999,212
 2,000,000   1.400% due 04/01/2005                           A-1+    P-1         1,999,500
 2,000,000   1.480% due 09/21/2004++                         A-1+    P-1         1,999,744
 3,500,000   1.750% due 08/15/2005                           A-1+    P-1         3,479,438
 1,000,000   1.780% due 05/27/2005                           A-1+    P-1           999,922
 1,590,000   2.000% due 11/15/2004                           A-1+    P-1         1,593,726
   325,000   3.875% due 12/15/2004                           A-1+    P-1           328,308
 2,000,000   4.000% due 02/15/2005                           A-1+    P-1         2,030,073
   100,000   4.625% due 08/13/2004                           A-1+    P-1           100,104
   500,000   6.250% due 08/13/2004                           A-1+    P-1           500,835
   325,000   6.250% due 11/15/2004                           A-1+    P-1           329,792
 1,000,000   6.500% due 08/13/2004                           A-1+    P-1         1,001,669
   545,000   7.250% due 05/13/2005                           A-1+    P-1           567,172
             Federal Home Loan Mortgage Corporation:
 3,000,000   1.730% due 01/04/2005+                          A-1+    P-1         2,977,510
   265,000   3.250% due 11/15/2004                           A-1+    P-1           266,630
 2,000,000   3.875% due 02/15/2005                           A-1+    P-1         2,028,057
 1,500,000   4.250% due 06/15/2005                           A-1+    P-1         1,529,106
             Federal National Mortgage Association:
 2,000,000   1.120% due 08/11/2004+                          A-1+    P-1         1,999,378
 2,000,000   1.140% due 08/27/2004+                          A-1+    P-1         1,998,353
18,000,000   1.250% due 08/02/2004++                         A-1+    P-1        17,999,559
 4,500,000   1.270% due 04/25/2005                           A-1+    P-1         4,497,505
 5,000,000   1.318% due 08/02/2004++                         A-1+    P-1         4,999,239
 2,000,000   1.330% due 02/23/2005                           A-1+    P-1         2,000,000
 2,000,000   1.340% due 03/04/2005                           A-1+    P-1         2,000,000
 1,000,000   1.350% due 09/10/2004++                         A-1+    P-1         1,000,000
 2,000,000   1.356% due 08/29/2004++                         A-1+    P-1         1,998,338
 1,000,000   1.360% due 05/03/2005                           A-1+    P-1         1,000,000
 2,000,000   1.375% due 02/18/2005                           A-1+    P-1         2,000,000
 1,000,000   1.400% due 03/29/2005                           A-1+    P-1         1,000,000
 2,000,000   1.458% due 10/07/2004++                         A-1+    P-1         1,999,489
 2,000,000   1.480% due 03/04/2005                           A-1+    P-1         2,000,000
 2,000,000   1.505% due 10/21/2004++                         A-1+    P-1         1,998,401
 1,000,000   1.610% due 05/13/2005                           A-1+    P-1         1,000,000
 1,000,000   1.650% due 02/08/2005                           A-1+    P-1         1,000,000
 1,000,000   1.650% due 05/16/2005                           A-1+    P-1         1,000,000

                     See Notes to Portfolio of Investments.

                       WILLIAMS CAPITAL LIQUID ASSETS FUND
                            PORTFOLIO OF INVESTMENTS
                            JULY 31, 2004 (UNAUDITED)

                                                               RATING
PRINCIPAL                                                    --------------
 AMOUNT                                                      S&P    MOODY'S        VALUE (a)
------------------------------------------------------       ----   -------       -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- (CONTINUED)
$2,220,000   1.743% due 01/12/2005+                          A-1+   P-1           $ 2,202,373
 1,000,000   1.800% due 05/27/2005                           A-1+   P-1             1,000,000
 1,000,000   1.850% due 06/03/2005                           A-1+   P-1             1,000,000
   750,000   3.500% due 09/15/2004                           A-1+   P-1               752,161
   205,000   5.750% due 06/15/2005                           A-1+   P-1               211,472
   700,000   6.500% due 08/15/2004                           A-1+   P-1               701,388
                                                                                  -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $87,534,960)                                                                 87,534,960
                                                                                  -----------
TAXABLE MUNICIPAL BONDS AND NOTES -- 20.6%
 1,935,000   Baptist Health Systems of South Florida,
             Series A, (MBIA Insured), (Barnett Bank,
             expires 09/27/2004, SPA)
             1.330% due 08/04/2004++                         A-1+   VMIG1           1,935,000
 7,900,000   Catholic Health Initiatives, Series C,
             (Helaba International Finance PLC, expires
             11/03/2004, SPA)
             1.430% due 08/04/2004++                         AA     VMIG1           7,900,000
             Connecticut State Housing Finance Authority:
   325,000   Housing Mortgage Finance Program A-4,
             (AMBAC Insured), (FHLB, expires 03/07/2006,
             SPA)
             1.350% due 08/05/2004++                         A-1+   VMIG1             325,000
 4,385,000   Housing Mortgage Finance Program F-1,
             (AMBAC Insured)
             1.350% due 08/05/2004++                         A-1+   VMIG1           4,385,000
 5,000,000   Florida Housing Finance Corporation Revenue:
             Affordable Housing, Series A, (MBIA Insured),
             (Westdeutsche Landesbank, expires 10/12/2005,
             SPA)
             1.330% due 08/05/2004++                         A-1+   VMIG1           5,000,000
 1,640,000   Fresno, California
             (MBIA Insured)
             4.460% due 06/01/2005                           A-1+   VMIG1           1,666,247
 1,555,000   Los Angeles, California, Community College
             District, Series C
             3.500% due 08/01/2004                           A-1+   VMIG1           1,555,000
 3,100,000   Los Angeles, California, Department of Water
             & Power, Subseries B-4, (Bank of America
             N.A., expires 02/08/2007, SPA)
             1.340% due 08/05/2004++                         A-1+   VMIG1           3,100,000
             Lower Colorado River Authority, Series C:
 2,000,000   1.380% due 08/09/2004                           A-1    VMIG1           2,000,000
 2,000,000   1.600% due 10/04/2004                           A-1    VMIG1           2,000,000
   500,000   Massachusetts State Government Loaned Bank,
             Series A
             6.850% due 02/01/2005                           AA-    Aa2               513,742

                     See Notes to Portfolio of Investments.

                       WILLIAMS CAPITAL LIQUID ASSETS FUND
                            PORTFOLIO OF INVESTMENTS
                            JULY 31, 2004 (UNAUDITED)

                                                                         RATING
PRINCIPAL                                                           -----------------
 AMOUNT                                                             S&P       MOODY'S      VALUE (a)
-------------------------------------------------------------       ----      -------     -----------
TAXABLE MUNICIPAL BONDS AND NOTES -- (CONTINUED)
$1,000,000   Michigan State University Revenue,
             Series C, (Landesbank Hessen-Thueringen,
             expires 12/08/2004, SPA)
             1.330% due 08/04/2004++                                A-1+      VMIG1       $ 1,000,000
 3,000,000   Michigan State
             1.400% due 12/01/2004                                  A-1+      VMIG1         3,000,000
   285,000   Middlesex County, New Jersey, GO
             1.220% due 10/01/2004                                  AAA       Aa1             285,000
 2,070,000   Municipal Improvement Corporation of Louisiana
             1.450% due 08/06/2004                                  A-1+      VMIG1         2,070,000
   900,000   New York State, GO, Series C,
             (Dexia Credit Local, expires 03/15/2005, LOC)
             1.400% due 08/05/2004                                  A-1+      VMIG1           900,000
11,000,000   New York, New York, GO, Subseries A-9,
             (FGIC Insured), (FGIC-SPI, expires 11/01/2006,
             SPA)
             1.330% due 08/04/2004++                                A-1+      VMIG1        11,000,000
 2,080,000   North Carolina Housing Finance Agency,
             Multi-Family, Series D, (Wachovia Bank N.A.,
             expires 11/04/2006, SPA)
             1.330% due 08/04/2004++                                A-1       VMIG1         2,080,000
 1,070,000   Oklahoma City, Oklahoma, Airport Trust
             6.500% due 01/01/2005                                  AA        Aa1           1,090,985
 1,000,000   Philadelphia, Pennsylvania Redevelopment
             Authority Revenue, Series B, (FGIC Insured)
             4.600% due 04/15/2005                                  AAA       Aaa           1,016,260
 1,330,000   Port Seattle, Washington Revenue
             3.000% due 06/01/2005                                  AAA       Aaa           1,338,137
             Texas State:
   700,000     Veterans Housing Fund I, GO
               (Dexia Credit Local, expires 11/18/2004, SPA)
               1.340% due 08/04/2004++                              A-1+      VMIG1           700,000
 1,700,000     Veterans Housing A-2, GO
               (Depfa Bank PLC, expires 08/01/2007, SPA)
               1.370% due 08/04/2004++                              A-1+      VMIG1         1,700,000
 3,400,000     Series B, GO
               (Depfa Bank PLC, expires 08/01/2007, SPA)
               1.340% due 08/04/2004++                              A-1+      VMIG1         3,400,000
 2,000,000     Veterans Housing Assistance, Series A-2,
               (Depfa Bank PLC, expires 08/01/2007,
               Liquidation Facility)
               1.340% due 08/04/2004++                              A-1+      VMIG1         2,000,000
 1,800,000   Texas State Department Housing & Community
             Affairs, Single Family Revenue, Junior Lien,
             Mortgage, Series A, (FSA Insured), (Depfa Bank
             PLC, expires 04/27/2005, SPA)
             1.330% due 08/04/2004++                                A-1+      VMIG1         1,800,000

                     See Notes to Portfolio of Investments.

                       WILLIAMS CAPITAL LIQUID ASSETS FUND
                            PORTFOLIO OF INVESTMENTS
                            JULY 31, 2004 (UNAUDITED)

                                                                         RATING
PRINCIPAL                                                           ------------------
 AMOUNT                                                             S&P        MOODY'S       VALUE (a)
------------------------------------------------------------        ----       -------      ----------
TAXABLE MUNICIPAL BONDS AND NOTES -- (CONTINUED)

             Virginia State Resource Authority Infrastructure
             Revenue:
$  250,000     Senior Series, Virginia Pooled Financing
               1.410% due 11/01/2004                                AAA        Aaa          $  250,000
   105,000     Subseries, Virginia Pooled Financing
               1.560% due 11/01/2004                                AA         Aa2             105,000
 1,000,000   Washington State,
             Series T
             2.250% due 07/01/2005                                  AA         Aa1             999,537
 1,295,000   Wisconsin Housing & Economic Development
             Authority Home Ownership Revenue, Series B,
             (Westdeutsche Landesbank AG, expires
             04/29/2011, SPA)
             1.370% due 08/04/2004++                                A-1+       VMIG1         1,295,000
                                                                                            ----------
TOTAL MUNICIPAL BONDS AND NOTES
(Cost $66,409,908)                                                                          66,409,908
                                                                                            ----------

CORPORATE BONDS AND NOTES -- 8.3%
   DIVERSIFIED FINANCIAL SERVICES -- 4.0%
             General Electric Capital Corporation:
 2,000,000   1.573% due 08/02/2004, MTN++                           A-1+       P-1           2,000,475
   200,000   1.670% due 09/15/2004, MTN++                           A-1+       P-1             200,037
             Merrill Lynch & Co., Inc.:
 3,000,000   1.190% due 08/17/2004++                                A-1        P-1           3,000,000
 3,000,000   1.620% due 08/02/2004++                                A-1        P-1           3,000,000
   718,000   6.550% due 08/01/2004                                  A-1        P-1             718,000
 4,000,000   Morgan Stanley Group, Inc.
             1.330% due 08/16/2004++                                A-1        P-1           4,006,158
                                                                                            ----------
                                                                                            12,924,670
                                                                                            ----------
   FINANCE-BANKS -- 3.4%
   500,000   Bank of America Corporation:
             1.913% due 10/22/2004, MTN++                           A-1        P-1             500,317
 3,000,000   Citigroup, Inc.
             1.308% due 08/19/2004++                                A-1+       P-1           3,002,665
 3,000,000   Credit Suisse First Boston
             2.050% due 10/14/2004++                                A-1        P-1           3,006,504
 2,340,000   Society Generale New York
             1.288% due 08/09/2004++                                A-1+       P-1           2,339,636
 1,000,000   Societe Generale, New York
             1.393% due 08/24/2004++                                A-1+       P-1             999,950
   100,000   Svenska Handelsbanken, Inc.
             1.317% due 08/13/2004++                                A-1        P-1              99,908
 1,000,000   Wells Fargo & Company
             7.250% due 08/24/2005                                  A-1+       P-1           1,049,624
                                                                                            ----------
                                                                                            10,998,604
                                                                                            ----------
   FINANCE-OTHER -- 0.9%
 3,000,000   Nationwide Building Society:
             1.586% due 09/28/2004++                                A-1        P-1           2,999,875
                                                                                            ----------
TOTAL CORPORATE BONDS AND NOTES
(Cost $26,923,149)                                                                          26,923,149
                                                                                            ----------

                     See Notes to Portfolio of Investments.

                       WILLIAMS CAPITAL LIQUID ASSETS FUND
                            PORTFOLIO OF INVESTMENTS
                            JULY 31, 2004 (UNAUDITED)

                                                                   RATING
PRINCIPAL                                                   --------------------
 AMOUNT                                                     S&P          MOODY'S      VALUE (a)
------------------------------------------------------      ----         -------     -----------
DEPOSIT NOTES -- 1.5%
(Cost $4,999,349)
$ 5,000,000   Barclays Bank PLC
              1.380% due 08/24/2004++                       A-1+         P-1         $ 4,999,349

MASTER NOTES AND PROMISSORY NOTES -- 9.9%
 10,000,000   Banc of America Securities
              1.403% due 08/02/2004++                       A-1          P-1          10,000,000
 12,000,000   Bear Stearns Company, Inc.
              1.383% due 08/02/2004++                       A-1          P-1          12,000,000
              Goldman Sachs Group, Inc.:
  5,000,000   1.413% due 08/02/2004++,*                     A-1          P-1           5,000,000
  5,000,000   1.443% due 08/02/2004++,*                     A-1          P-1           5,000,000
                                                                                     -----------
TOTAL MASTER NOTES AND PROMISSORY NOTES
(Cost $32,000,000)                                                                    32,000,000
                                                                                     -----------

ASSET-BACKED COMMERCIAL PAPER -- 14.2%
  NON-U.S. -- 2.7%
  4,000,000   Sydney Capital, Inc., Years 3&4
              1.360% due 08/16/2004+,+++                    A-1+         P-1           3,997,733
              Thames Asset Global Securities Years1&2:
  2,000,000   1.330% due 08/16/2004+,+++                    A-1          P-1           1,998,892
  2,770,000   1.400% due 08/23/2004+,+++                    A-1          P-1           2,767,630
                                                                                     -----------
                                                                                       8,764,255
                                                                                     -----------
  REGULAR -- 11.5%
 12,000,000   Barton Capital Corporation
              1.330% due 08/02/2004+,+++                    A-1+         P-1          11,999,557
 12,000,000   Galleon Capital Corporation
              1.300% due 08/02/2004+,+++                    A-1          P-1          11,999,566
 13,000,000   Windmill Funding Corporation
              1.330% due 08/02/2004+,+++                    A-1+         P-1          12,999,520
                                                                                     -----------
                                                                                      36,998,643
                                                                                     -----------
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $45,762,898)                                                                    45,762,898
                                                                                     -----------

OTHER COMMERCIAL PAPER -- 11.8%
  AUTO -- 3.8%
 12,240,000   BMW US Capital Corporation
              1.320% due 08/02/2004+                        A-1          P-1          12,239,551
                                                                                     -----------
  FINANCE-BANKS -- 8.0%
 13,000,000   State Street Corporation Discount
              1.320% due 08/02/2004+                        A-1+         P-1          12,999,523
 13,000,000   UBS Finance, Inc.
              1.320% due 08/02/2004+                        A-1+         P-1          12,999,523
                                                                                     -----------
                                                                                      25,999,046
                                                                                     -----------
TOTAL OTHER COMMERCIAL PAPER
(Cost $38,238,597)                                                                    38,238,597
                                                                                     -----------

                     See Notes to Portfolio of Investments.

                       WILLIAMS CAPITAL LIQUID ASSETS FUND
                            PORTFOLIO OF INVESTMENTS
                            JULY 31, 2004 (UNAUDITED)

SHARES                                                                 VALUE (a)
-------------------------------------------                         --------------
INVESTMENT COMPANY SECURITIES -- 7.4%
  1,000,000   BlackRock Liquidity TempFund                          $    1,000,000
 11,500,000   Morgan Stanley Institutional
              Prime Liquidity Fund                                      11,500,000
 11,240,000   Reserve Primary Fund                                      11,240,000
      7,318   State Street Global Advisors
              Money Market Fund                                              7,318
                                                                    --------------

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $23,747,318)                                                      23,747,318
                                                                    --------------
TOTAL INVESTMENTS (COST $325,616,179**)                     100.8%     325,616,179
OTHER ASSETS AND LIABILITIES (NET)                           (0.8)      (2,556,641)
                                                          -------   --------------
NET ASSETS                                                  100.0%  $  323,059,538
                                                          =======   ==============

----------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities of the Williams Capital Liquid Assets Fund (the "Fund") are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

+        Rate represents annualized yield at date of purchase.

++ Variable rate security. The interest rate shown reflects the rate currently in effect. The maturity date shown represents the next date on which the rate of interest is adjusted.

+++ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers.

*        Illiquid security.

**       Aggregate cost for financial reporting purposes was $325,616,179.


ABBREVIATIONS:

AMBAC - American Municipal Bond Assurance Corporation
FGIC - Federal Guaranty Insurance Corporation
FHLB - Federal Home Loan Bank
FSA - Financial Security Assurance
GO - General Obligation Bond
LOC - Instrument supported by bank letter of credit
MBIA - Municipal Bond Investors Assurance
MTN - Medium Term Note
SPA - Standby Purchase Agreement
SPI - Securities Purchase Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-Q, Dail St. Claire, the Registrant's President, and Christopher J. Williams, the Registrant's Treasurer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on their review, Ms. St. Claire and Mr. Williams determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibit is attached to this Form N-Q:

Exhibit No.

3(a) A separate certification for the Principal Executive Officer and Principal Financial Officer required by Section 302 of the Sarbanes Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAMS CAPITAL MANAGEMENT TRUST

By:      /s/ Dail St. Claire
         -----------------------------
         Dail St. Claire
         President

By:      /s/ Christopher J. Williams
         -----------------------------
         Christopher J. Williams
         Treasurer

Date:    September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Dail St. Claire
         -----------------------------
         Dail St. Claire
         President

By:      /s/ Christopher J. Williams
         -----------------------------
         Christopher J. Williams
         Treasurer

Date:    September 28, 2004